Goodwill and Intangibles - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 24, 2018	Feb. 25, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill impairment charges	$ 0.0		$ 0.0
Amortization expense	$ 1.6	$ 2.2	$ 3.3	$ 4.4